DEBT OBLIGATIONS	12 Months Ended
Dec. 31, 2013
Debt Obligations [Abstract]
DEBT OBLIGATIONS
14. DEBT OBLIGATIONS

The following table presents certain information regarding Newcastle’s debt obligations and related hedges from continuing operations:

	December 31, 2013															December 31, 2012
										Collateral
					Unhedged										Aggregate
					Weighted		Weighted	Weighted	Face				Weighted	Floating	Notional
		Outstanding		Final	Average		Average	Average	Amount	Outstanding	Amortized		Average	Rate	Amount of	Outstanding
	Month	Face	Carrying	Stated	Funding		Funding	Maturity	of Floating	Face	Cost	Carrying	Maturity	Face	Current	Face	Carrying
Debt Obligation/Collateral	Issued	Amount	Value	Maturity	Cost (A)		Cost (B)	(Years)	Rate Debt	Amount (C)	Basis (C)	Value (C)	(Years)	Amount (C)	Hedges(D)	Amount	Value
CDO Bonds Payable
CDO VI (E)	Apr 2005	$92,018	$92,018	Apr 2040	0.85%		5.35%	5.5	$88,727	$166,452	$88,965	$123,478	2.3	$40,482	$88,727	$91,578	$91,578
CDO VIII	Nov 2006	264,733	264,277	Nov 2052	0.88%		2.45%	1.5	257,133	421,487	317,202	346,101	1.7	184,585	105,031	518,501	517,541
CDO IX	May 2007	186,765	188,230	May 2052	0.56%		0.50%	0.6	186,765	433,012	357,224	366,581	1.9	162,115	—	400,938	402,424
Repaid Debt																79,898	79,811
		543,516	544,525				2.26%	1.9	532,625	1,020,951	763,391	836,160	1.9	387,182	193,758	1,090,915	1,091,354
Other Bonds & Notes Payable
MH loans Portfolio I (F)	Apr 2010	53,753	50,424	Jul 2035	6.56%		6.56%	4.1	—	102,681	91,924	91,924	6.1	612	—	70,056	66,199
MH loans Portfolio II	May 2011	93,863	93,536	Dec 2033	4.70%		4.70%	3.8	—	128,975	128,117	128,117	4.9	21,321	—	117,907	117,191
NCT 2013-VI IMM-1 (I)	Nov 2013	96,129	86,319	Apr 2040	LIBOR+0.25%		0.42%	2.0	96,129	—	—	—	0.0	—	—	—	—
		243,745	230,279				3.50%	3.1	96,129	231,656	220,041	220,041	5.4	21,933	—	187,963	183,390
Repurchase Agreements (G)
FNMA/FHLMC securities (H)	Dec 2013	516,134	516,134	Jan 2014	0.40%		0.40%	0.1	516,134	514,994	547,639	551,270	3.6	514,994	—	772,855	772,855
CDO Securities (I)	Dec 2013	15,094	15,094	Jan 2014	LIBOR+1.65%		1.82%	0.1	15,094	—	—	—	0.0	—	—	5,658	5,658
Residential Mortgage Loans	Nov 2013	25,119	25,119	Nov 2014	LIBOR+2.00%		2.17%	0.9	25,119	36,029	27,173	27,173	5.5	36,029	—	—	—
Repaid Debt																150,922	150,922
		556,347	556,347				0.5%	0.1	556,347	551,023	574,812	578,443	3.7	551,023	—	929,435	929,435

Mortgage Notes Payable
				Aug 2018 to
Fixed Rate		878,579	878,244	Jan 2024	1.43% to 4.30%	(J)(K)	4.72%	7.4	—	N/A	1,193,583	1,193,583	N/A	N/A	—	88,400	88,400
				Aug 2016 to	LIBOR+3.50% to
Floating Rate		198,584	198,584	Dec 2018	LIBOR+3.75%		4.88%	4.1	198,584	N/A	270,175	270,175	N/A	N/A	—	32,125	32,125

		1,077,163	1,076,828				4.75%	6.8	198,584	N/A	1,463,758	1,463,758	N/A	N/A	—	120,525	120,525

	December 31, 2013															December 31, 2012
										Collateral
					Unhedged										Aggregate
					Weighted		Weighted	Weighted	Face				Weighted		Notional
		Outstanding		Final	Average		Average	Average	Amount	Outstanding	Amortized		Average	Floating	Amount of	Outstanding
	Month	Face	Carrying	Stated	Funding		Funding	Maturity	of Floating	Face	Cost	Carrying	Maturity	Rate Face	Current	Face	Carrying
	Issued	Amount	Value	Maturity	Cost (A)		Cost (B)	(Years)	Rate Debt	Amount (C)	Basis (C)	Value (C)	(Years)	Amount (C)	Hedges(D)	Amount	Value
Golf Credit Facilities (Q)
First Lien Loan	Dec 2013	46,922	46,922	Dec 2018	LIBOR+4.00%	(N)	4.50%	4.0	46,922	N/A	—	—	N/A	N/A	—	—	—
Second Lien Loan	Dec 2013	105,576	105,576	Dec 2018	5.50%		5.50%	4.0	—	N/A	—	—	N/A	N/A	—	—	—
		152,498	152,498				5.19%	4.0	46,922	N/A	—	—	N/A	N/A	—	—	—
Corporate

Junior subordinated notes payable	Mar 2006	51,004	51,237	Apr 2035	7.57%	(O)	7.39%	21.3	—	—	—	—	—	—	—	51,004	51,243
		51,004	51,237				7.39%	21.3	—	—	—	—	—	—	—	51,004	51,243

Subtotal debt obligation		2,624,273	2,611,714				3.28%	4.2	$1,430,607	$1,803,630	$3,022,002	$3,098,402	2.9	$960,138	$193,758	2,379,842	2,375,947

Financing on subprime mortgage loans subject to call option	(P)	406,217	406,217													406,217	405,814

Total debt obligation		$3,030,490	$3,017,931													$2,786,059	$2,781,761

The following table presents certain information regarding Newcastle’s debt obligations from discontinued operations:

	December 31, 2013															December 31, 2012
										Collateral
					Unhedged										Aggregate
					Weighted		Weighted	Weighted	Face				Weighted		Notional
		Outstanding		Final	Average		Average	Average	Amount	Outstanding	Amortized		Average	Floating	Amount of	Outstanding
	Month	Face	Carrying	Stated	Funding		Funding	Maturity	of Floating	Face	Cost	Carrying	Maturity	Rate Face	Current	Face	Carrying
Media Credit Facilities	Issued	Amount	Value	Maturity	Cost (A)		Cost (B)	(Years)	Rate Debt	Amount (C)	Basis (C)	Value (C)	(Years)	Amount (C)	Hedges(D)	Amount	Value
GateHouse Credit Facilities: (Q)
Revolving Credit Facilities	Nov 2013	$25,000	$25,000	Nov 2018	LIBOR+3.25%		3.42%	4.9	$25,000	N/A	$ —	$ —	N/A	N/A	$ —	$—	$—
Term Loan A	Nov 2013	25,000	25,000	Nov 2018	LIBOR+4.25%	(L)	5.00%	4.0	25,000	N/A	—	—	N/A	N/A	—	—	—
Term Loan B	Nov 2013	50,000	50,000	Nov 2018	LIBOR+8.00%	(L)	8.75%	4.0	50,000	N/A	—	—	N/A	N/A	—	—	—
Second Lien Credit Facility	Nov 2013	50,000	49,016	Nov 2019	LIBOR+11.00%		11.17%	5.9	50,000	N/A	—	—	N/A	N/A	—	—	—
Local Media Group Credit Facility	Sep 2013	33,000	33,000	Sep 2018	LIBOR+6.50%	(M)	7.50%	4.3	33,000	N/A	—	—	N/A	N/A	—	—	—
Total debt obligation from discontinued operations		$183,000	$182,016				7.93%	4.7	$183,000	N/A	$ —	$ —	N/A	N/A	$ —	$—	$—

See notes on next page.

(A)	Weighted average, including floating and fixed rate classes.
(B)	Including the effect of applicable hedges.
(C)	Excluding (i) restricted cash held in CDOs to be used for principal and interest payments of CDO debt, and (ii) operating cash from the senior housing business.
(D)	Including $88.7 million notional amount of interest rate swap in CDO VI, which was an economic hedge not designed as a hedge for accounting purposes.
(E)	This CDO was not in compliance with its applicable over collateralization tests as of December 31, 2013. Newcastle is not receiving cash flows from this CDO (other than senior management fees and cash flows on senior classes of bonds that were repurchased), since net interest is being used to repay debt, and expects thisCDO to remain out of compliance for the forseeable future.
(F)	Excluding $20.5 million of other bonds payable relating to MH loans Portfolio I sold to certain Newcastle CDOs, which were eliminated in consolidation.
(G)	These repurchase agreements had $0.1 million accrued interest payable at December 31, 2013. $556.3 million face amount of these repurchase agreements were renewed subsequent to December 31, 2013. The counterparties on these repurchase agreements are Bank of America ($299.1 million), Barclays ($138.0 million), Citi ($35.6 million), Goldman Sachs ($7.4 million), Nomura ($51.1 million) and Credit Suisse ($25.1 million).
(H)	Interest rates on these repurchase agreements are fixed, but will be reset on a short-term basis.
(I)	Represents refinancing of repurchased Newcastle CDO bonds where collateral is, therefore, eliminated in consolidation period.
(J)	For loans totaling $41.2 million issued in August 2013, Newcastle bought down the interest rate to 4% for the first two years. Thereafter, the interest rate will range from 5.99% to 6.76%.
(K)	For a loan with a total balance of $11.4 million, the interest rate for the first two years is based on the applicable US Treasury Security rates. The interest rate for years 3 through 5 is 4.5%, 4.75% and 5.0%, respectively.
(L)	This financing has a LIBOR floor of 0.75%.
(M)	This financing has a LIBOR floor of 1.0%
(N)	Interest rate on this is based on 3 month LIBOR with a LIBOR floor of 0.5%.
(O)	Issued in April 2006 and July 2007. Secured by the general credit of Newcastle. See Note 7 regarding the securitizations of Subprime Portfolio I and II.
(P)	LIBOR +2.25% after April 2016.
(Q)	These facilities are collateralized by all the assets of the respective businesses.

Certain of the debt obligations included above are obligations of consolidated subsidiaries of Newcastle which own the related collateral. In some cases, including the CDO and Other Bonds Payable, such collateral is not available to other creditors of Newcastle.

CDO Bonds Payable

Each CDO financing is subject to tests that measure the amount of over collateralization and excess interest in the transaction. Failure to satisfy these tests would cause the principal and/or interest cashflow that would otherwise be distributed to more junior classes of securities (including those held by Newcastle) to be redirected to pay down the most senior class of securities outstanding until the tests are satisfied. As a result, cash flow and liquidity are negatively impacted upon such a failure. As of December 31, 2013, CDO VI was not in compliance with its over collateralization tests.

During 2011, Newcastle repurchased $167.5 million face amount of CDO bonds for $102.0 million and recorded a gain of $65.0 million. During 2012, Newcastle repurchased $34.1 million face amount of CDO bonds for $10.9 million and recorded a gain of $23.2 million. During 2013, Newcastle repurchased $35.9 million face amount of CDO bonds for $31.3 million and recorded a gain of $4.6 million.

In December 2010, Newcastle, together with one or more of its wholly owned subsidiaries, completed a series of transactions whereby it repurchased approximately $257 million current principal balance of Newcastle CDO VI Class I-MM notes at a price of 67.5% of par. The purchased notes represent all of the outstanding Class I-MM notes of Newcastle CDO VI (the “notes”). In January 2013, Newcastle paid off the outstanding repurchase agreement.

In April 2011, Newcastle entered into an agreement to sell its retained interests in Newcastle CDO VII. Pursuant to the agreement, the buyer of the retained interests liquidated CDO VII in June 2011 and paid Newcastle total consideration of approximately $3.9 million. As a result, Newcastle recorded a gain of approximately $3.4 million in the second quarter of 2011, representing the excess of the sales proceeds over the carrying value of Newcastle’s retained interests.

In June 2011, Newcastle deconsolidated a non-recourse financing structure, CDO V. Newcastle determined that it does not currently have the power to direct the relevant activities of CDO V as an event of default had occurred and Newcastle may be removed as the collateral manager by a single party. So long as the event of default continues, Newcastle will not be permitted to purchase or sell any collateral in CDO V. If Newcastle is removed as the collateral manager of CDO V, it would no longer receive the senior management fees from such CDO. As of February 27, 2014, Newcastle has not been removed as collateral manager. Newcastle does not expect the failure of these additional tests to have a material negative impact on its cash flows, business, results of operations or financial condition.

On September 12, 2012, Newcastle deconsolidated a non-recourse financing structure, CDO X. Newcastle completed the sale of 100% of its interests in CDO X to the sole owner of the senior notes and another third party, in connection with the liquidation and termination of CDO X. Newcastle received $130 million for $89.75 million face amount of subordinated notes and all of its equity in CDO X. As a result, Newcastle recorded a gain on sale and deconsolidated CDO X. The sale and resulting deconsolidation has reduced Newcastle’s gross assets by $1.1 billion, reduced liabilities by $1.2 billion, decreased other comprehensive income by $25.5 million and resulted in a gain of $224.3 million in the quarter ended September 30, 2012. A condition to the sale of its interests was the right to purchase certain collateral held by CDO X. Newcastle purchased eight securities with a face amount of $101 million for 49.4% of par, or approximately $50 million. As of December 31, 2012, Newcastle had no continuing involvement with CDO X as it had been liquidated.

In June 2013, Newcastle completed the sale of 100% of the assets in CDO IV. Newcastle sold $153.4 million face amount of collateral at an average price of 95% of par, or $145.2 million. Subsequently, Newcastle paid off $71.9 million of outstanding third party debt and terminated the CDO. This transaction resulted in approximately $73.1 million of proceeds to Newcastle of which approximately $5.3 million was received in Newcastle CDO VIII. Newcastle recovered par on $59.5 million of CDO debt which had been repurchased in the past at an average price of 52% of par and $8.0 million of proceeds on its subordinated interests. This transaction has also decreased Newcastle’s comprehensive income by $0.6 million and resulted in a net gain on sale of assets of $4.2 million and a $0.8 million gain on hedge termination.

In June 2013, Newcastle completed the purchase of $116.8 million aggregate face amount of securities that are collateralized by certain Newcastle CDO VIII Class I notes for an aggregate purchase of approximately $103.1 million, or an average price of 88.3% of par. Simultaneously, Newcastle financed the purchase with $60.0 million received pursuant to a master repurchase agreement with the seller of the securities (“CDO VIII Repack”). The terms of the repurchase agreement included a rate of one-month LIBOR plus 150 bps and a 30-day maturity. The repurchase agreement includes various customary default events, including a default if Newcastle’s market capitalization declines by 50% from the market capitalization observed at the last trading day of the previous quarter. An event of default under the master repurchase agreement, if one occurs, would require Newcastle to immediately pay off the outstanding debt or the lender would have the right to liquidate the collateral. The purchase of the securities and the repurchase agreement are treated as a linked transaction and accordingly recorded on a net basis as a non-hedge derivative instrument, with changes in market value recorded on the consolidated statements of income. During the year ended December 31, 2013, there was a $0.5 million increase in carrying value in CDO VIII Repack.

As of December 31, 2013, CDO VI was not in compliance with its applicable over collateralization tests and, consequently, Newcastle was not receiving cash flows from this CDO currently (other than senior management fees and interest distributions from senior classes of bonds Newcastle owns). Based upon Newcastle’s current calculations, Newcastle expects this CDO to remain out of compliance for the foreseeable future. Moreover, given current market conditions, it is possible that all of Newcastle’s CDOs could be out of compliance with their over collateralization tests as of one or more measurement dates within the next twelve months.

Other Bonds Payable

On April 15, 2010, Newcastle completed a securitization transaction to refinance its Manufactured Housing Loans Portfolio I (the “Portfolio”). Newcastle sold approximately $164.1 million outstanding principal balance of manufactured housing loans to Newcastle MH I LLC (the “2010 Issuer”). The 2010 Issuer issued approximately $134.5 million aggregate principal amount of asset-backed notes, of which $97.6 million was sold to third parties and $36.9 million was sold to certain CDOs managed and consolidated by Newcastle. Under the applicable accounting guidance, the securitization transaction is accounted for as a secured borrowing. Newcastle continues to recognize the portfolio of manufactured housing loans as pledged assets, which have been classified as loans held for investment at securitization, and records the notes issued to third parties as a secured borrowing. The associated assets, liabilities, revenues and expenses are presented in the non-recourse financing structure sections of the consolidated financial statements.

On May 4, 2011, Newcastle completed a securitization transaction to refinance its Manufactured Housing Loans Portfolio II. Newcastle sold approximately $197.0 million outstanding principal balance of manufactured housing loans to Newcastle Investment Trust 2011-MH 1 (the “2011 Issuer”), an indirect wholly-owned subsidiary of Newcastle. The 2011 Issuer issued approximately $159.8 million aggregate principal amount of investment grade notes, of which $142.8 million was sold to third parties and $17.0 million was sold to one of the CDOs managed and consolidated by Newcastle. In addition, Newcastle retained the below investment grade notes and residual interest. As a result, Newcastle invested approximately $20.0 million of its unrestricted cash in the new securitization structure. The notes issued to third parties have an average expected maturity of 3.8 years and bear interest at an average rate of 3.23% per annum. At the closing of the securitization transaction, Newcastle used the gross proceeds received from the issuance of the notes to repay the previously existing debt in full, terminate the related interest rate swap contracts and pay the related transaction costs. Under the applicable accounting guidance, the securitization transaction is accounted for as a secured borrowing. As a result, no gain or loss is recorded for the transaction. Newcastle continues to recognize the portfolio of manufactured housing loans as pledged assets, which have been classified as residential mortgage loans held-for-investment at securitization, and records the notes

Mortgage Notes Payable with respect to Senior Housing Portfolio issued to third parties as a secured borrowing. The associated assets, liabilities, revenues and expenses are presented in the non-recourse financing structure sections of the consolidated financial statements. Repayments of principal balances on $147.8 million of fixed rate mortgage notes commenced in September 2013 and are based on a 30-year amortization schedule, with the entire outstanding amounts due on maturity dates ranging from December 2018 to March 2020. Repayments of principal balances for the remaining fixed rate mortgage notes commence in February 2014 based on a 30-year amortization schedule, with the entire outstanding amounts due on maturity dates ranging from August 2018 to January 2024. For floating rate mortgage notes, repayments of principal balances commence in January 2015 based on a 30-year amortization schedule, with the entire outstanding amounts due on maturity dates ranging from August 2016 to December 2018.

Credit Facilities

Local Media Group Credit Facility

In connection with the acquisition of Local Media Group (see Note 3) on September 3, 2013, certain of Local Media Group’s subsidiaries (together, the “Borrowers”) and Local Media Group entered into a Credit Agreement, dated as of September 3, 2013, with a syndicate of financial institutions with Credit Suisse AG, Cayman Islands Branch, as administrative agent (the “Local Media Group Credit Facility”).

The Local Media Group Credit Facility provided for: (a) a $33.0 million term loan facility that matures on September 4, 2018; and (b) a $10.0 million revolving credit facility, with a $3.0 million sub-facility for letters of credit and a $4.0 million sub-facility for swing loans, that matures on September 4, 2018 and was undrawn and available as of December 31, 2013. The Local Media Group Credit Facility is secured by a first priority security interest in all assets of the Borrowers and Local Media Group.

Borrowings under the Local Media Group Credit Facility bear interest, at the Borrower’s option, equal to the LIBOR Rate (as defined in the Local Media Group Credit Facility) plus 6.5% per annum for a LIBOR Rate Loan (as defined in the Local Media Group Credit Facility), or the Base Rate (as defined in the Local Media Group Credit Facility) plus 5.5% per annum for a Base Rate Loan (as defined in the Local Media Group Credit Facility). Under the revolving credit facility, the Borrowers will also pay a monthly commitment fee of 0.75% per annum on the unused portion of the revolving credit facility and a fee of 6.0% on the aggregate amount of outstanding letters of credit.

No principal payments are due on the revolving credit facility until the maturity date. Principal payments are due on the term loan facility as follows: (a) $0.2 million at the end of each fiscal quarter beginning with the fiscal quarter ending December 31, 2013 until the fiscal quarter ending September 30, 2015; and (b) $0.4 million beginning with the fiscal quarter ending December 31, 2015 and at the end of each fiscal quarter thereafter. The Borrowers are required to prepay borrowings under the Local Media Group Credit Facility in an amount equal to: (i) 100% of Excess Cash Flow (as defined in the Local Media Group Credit Facility) earned during any fiscal quarter if the Leverage Ratio (as defined in the Local Media Group Credit Facility) of Local Media Group and the Borrowers as of the end of such fiscal quarter was greater than or equal to 2.0 to 1.0; (ii) 50% of Excess Cash Flow earned during any fiscal quarter if the Leverage Ratio of Local Media Group and the Borrowers as of the end of such fiscal quarter was less than 2.0 to 1.0 and greater than or equal to 1.75 to 1.0; and (iii) 0% of Excess Cash Flow earned during any fiscal quarter if the Leverage Ratio of Local Media Group and the Borrowers as of the end of such fiscal quarter was less than 1.75 to 1.0, in each case subject to an annual audit adjustment. In addition, the Borrowers are required to prepay borrowings under the Local Media Group Credit Facility with (A) net cash proceeds of asset dispositions, (B) 100% of Extraordinary Receipts (as defined in the Local Media Group Credit Facility), (C) net cash proceeds of funded indebtedness (other than indebtedness permitted by the Local Media Group Credit Facility); and (D) 100% of all Specified Equity Contributions (as defined in the Local Media Group Credit Facility) to Local Media Group.

The Local Media Group Credit Facility contains financial covenants that require Local Media Group and the Borrowers to maintain a Leverage Ratio of not more than 2.5 to 1.0 and a Fixed Charge Coverage Ratio (as defined in the Local Media Group Credit Facility) of at least 2.0 to 1.0, each measured at the end of each fiscal quarter for the four-quarter period then ended. The Local Media Group Credit Facility contains affirmative and negative covenants applicable to Local Media Group and the Borrowers customarily found in loan agreements for similar transactions, including, but not limited to, restrictions on their ability to incur indebtedness, create liens on assets, engage in certain lines of business, engage in mergers or consolidations, dispose of assets, make investments or acquisitions, engage in transactions with affiliates, pay dividends or make other restricted payments. The Local Media Group Credit Facility contains customary events of default, including, but not limited to, defaults based on a failure to pay principal, reimbursement obligations, interest, fees or other obligations, subject to specified grace periods; any material inaccuracy of a representation or warranty; breach of covenant; failure to pay other indebtedness; a Change of Control (as defined in the Local Media Group Credit Facility); events of bankruptcy and insolvency; material judgments; failure to meet certain requirements with respect to ERISA; and impairment of collateral. As of December 31, 2013 Local Media Group was in compliance with the applicable covenants.

GateHouse Credit Facilities

The reorganized GateHouse’s (see Note 3) debt structure consists of multiple credit facilities. The Revolving Credit, Term Loan and Security Agreement (collectively, the “First Lien Credit Facility”) dated November 26, 2013 by and among GateHouse, GateHouse Media Intermediate Holdco, LLC formerly known as GateHouse Media Intermediate Holdco, Inc. (“GMIH”), certain wholly-owned subsidiaries of GMIH (collectively with GMIH and GateHouse, the “Loan Parties”), PNC Bank, National Association, as the administrative agent, Crystal Financial LLC, as term loan B agent, and each of the lenders party thereto provides for (i) a term loan A in the aggregate principal amount of $25.0 million, a term loan B in the aggregate principal amount of $50.0 million, and a revolving credit facility in an aggregate principal amount of up to $40.0 million (of which $25.0 million was funded on the Effective Date). Borrowings under the First Lien Credit Facility bear interest at a rate per annum equal to (i) with respect to the revolving credit facility, the applicable Revolving Interest Rate (as defined the First Lien Credit Agreement), (ii) with respect to the term loan A, the Term Loan A Rate (as defined in the First Lien Credit Agreement), and (iii) with respect to the term loan B, the Term Loan B Rate (as defined in the First Lien Credit Agreement). Amounts outstanding under the term loans and revolving credit facility will be fully due and payable on November 26, 2018.

The Term Loan and Security Agreement (collectively, the “Second Lien Credit Facility” and together with the First Lien Credit Facility, the “GateHouse Credit Facilities”) dated November 26, 2013 by and among the Loan Parties, Mutual Quest Fund and each of the lenders party thereto provides for a term loan in an aggregate principal amount of $50.0 million. Borrowings under the Second Lien Credit Facility bear interest, at the Loan Parties’ option, equal to (1) the LIBOR Rate (as defined in the Second Lien Credit Facility) plus 11.00% or (2) the Alternate Base Rate (as defined in the Second Lien Credit Facility) plus 10.00%. The outstanding principal will be fully due and payable on the maturity date of November 26, 2019.

No principal payments are due on the revolving credit facility until the maturity date. Principal amounts outstanding under Term Loan A and Term Loan B of the First Lien Credit Facility will be payable in quarterly installments as follows: (I) four consecutive quarterly installments each in the amount of $0.9 million, commencing on January 1, 2014, (II) four consecutive quarterly installments each in the amount of $1.3 million, commencing on January 1, 2015, and (III) twelve consecutive quarterly installments each in the amount $2.0 million, commencing on January 1, 2016, followed by a final payment of all unpaid principal, accrued and unpaid interest and all unpaid fees and expenses which will be fully due and payable on November 26, 2018. The principal payments will be applied against Term Loan A until fully paid, and then to Term Loan B. The outstanding principal of the Second Lien Credit Facility will be fully due and payable on the maturity date of November 26, 2019. Only interest payments are due under the Second Lien Credit Facility until maturity. The Loan Parties are required to prepay borrowings under the GateHouse Credit Facility in an amount equal to: (i) 100% of Excess Cash Flow (as defined in GateHouse Credit Facility) earned during any fiscal year quarter if the Leverage Ratio (as defined in the GateHouse Credit Facility) as of the end of such fiscal quarter was greater than or equal to 2.75 to 1.0; (ii) 50% of Excess Cash Flow earned during any fiscal quarter if the Leverage Ratio of the Loan Parties as of the end of such fiscal quarter was less than 2.75 to 1.0 and greater than or equal to 2.5 to 1.0; and (iii) 0% of Excess Cash Flow earned during any fiscal quarter if the Leverage Ratio of the Loan Parties as of the end of such fiscal quarter was than 2.5 to 1.0.

The GateHouse Credit Facilities impose upon GateHouse certain financial and operating covenants, including, among others, requirements that GateHouse satisfy certain financial tests, including a minimum fixed charge coverage ratio of not less than 1.0 to 1.0, a maximum leverage ratio of not greater than 3.25 to 1.0, a minimum EBITDA and a limitation on capital expenditures, and restrictions on GateHouse’s ability to incur additional debt, incur liens and encumbrances, consolidate, amalgamate or merge with any other person, dispose of assets, make certain restricted payments, engage in transactions with its affiliates, materially alter the business it conducts and taking certain other corporate actions. As of December 31, 2013, GateHouse was in compliance with all applicable covenants and the revolving credit facility under the First Lien Credit Facility was undrawn and available.

Golf Credit Facilities

In December 2013, the Golf business entered into two loan agreements (“First Lien Loan” and “Second Lien Loan”) with General Electric Capital Corporation (“GECC”). The loans mature on December 30, 2017. The terms of the loans may be extended for an additional 12-month period.

The First Lien Loan has an available principal balance of $54.5 million (of which $46.9 million was funded to date). The interest rate on the First Lien Loan is 3-month LIBOR, with a floor of 0.50%, plus a margin of 4.00% (less the impact of the interest rate cap agreement that limits Newcastle’s exposure on LIBOR to 4.79% on a notional amount of $94.0 million). As of December 31, 2013, LIBOR was below the floor. Repayments of principal shall commence on January 1, 2017 based on a 30-year amortization schedule, with the entire outstanding amount due on the maturity date.

The Second Lien Loan has a principal balance of $105.6 million and bears interest as at 5.5% per annum. Interest is paid on a monthly basis, and the monthly repayments of principal commence on January 1, 2017 based on a 30-year amortization schedule, with the entire outstanding amount due on the maturity date.

Approximately $7.5 million of the facilities is subject to a working capital hold-back provision and can be used only to ensure that there are adequate funds for the settlement of third party lease terminations, and to cover modifications events, and operating expenses, including up to $2.5 million of interest on these loans.

Maturity Table

Newcastle’s debt obligations from continuing operations (gross of $12.5 million of discounts at December 31, 2013) have contractual maturities as follows:

	Nonrecourse	Recourse	Total
2014	$13,593	$556,347	$569,940
2015	16,537	—	16,537
2016	41,083	—	41,083
2017	73,297	152,498	225,795
2018	142,789	—	142,789
Thereafter	2,034,346	—	2,034,346
Total	$2,321,645	$708,845	$3,030,490

Debt Covenants

Newcastle’s non-CDO financings, mortgage notes payable, media credit facilities and golf credit facilities contain various customary loan covenants. Newcastle was in compliance with all of these covenants as of February 28, 2014.